Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred expense:
Investment in PennyMac	$ 12,909,000
Net operating loss carryforward	(2,948,000)
Total deferred expense	9,961,000
Components of Deferred tax asset
Taxes currently receivable	7,000
Deferred income tax asset, net	63,110,000
Deferred tax asset	63,117,000
Deferred income tax assets:
Investment in PennyMac	60,162,000
Net operating loss carryforward	2,948,000
Gross deferred tax assets	63,110,000	0
Net deferred income tax asset	63,110,000
Deferred income tax liabilities:
Gross deferred tax liabilities		0
Net operating loss carryforward, generally expire in 2033	7,200,000
Unrecognized tax benefits	0	0
Accrual of interest or penalties related to unrecognized tax benefits	$ 0	$ 0